Warrants (Details) - Warrants [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Risk Free Interest Rate at Date of Issuance	2.18%	1.83%
Volatility at Date of Issuance	65.07%	72.34%
Stock Price at Date of Issuance	$ 0.30	$ 0.32
8/20/2014 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date	5 years	5 years
Risk Free Interest Rate at Date of Issuance	1.50%	1.50%
Volatility at Date of Issuance	96.00%	96.00%
Stock Price at Date of Issuance	$ 0.63	$ 0.63
2/13/2015 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date	5 years	5 years
Risk Free Interest Rate at Date of Issuance	1.28%	1.28%
Volatility at Date of Issuance	100.00%	100.00%
Stock Price at Date of Issuance	$ 0.34	$ 0.34
5/22/2015 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date	5 years	5 years
Risk Free Interest Rate at Date of Issuance	1.28%	1.28%
Volatility at Date of Issuance	107.58%	107.58%
Stock Price at Date of Issuance	$ 0.29	$ 0.29
10/15/2015 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date	5 years	5 years
Risk Free Interest Rate at Date of Issuance	1.71%	1.71%
Volatility at Date of Issuance	58.48%	58.48%
Stock Price at Date of Issuance	$ 0.22	$ 0.22
10/26/2015 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date	5 years	5 years
Risk Free Interest Rate at Date of Issuance	1.71%	1.71%
Volatility at Date of Issuance	60.47%	60.47%
Stock Price at Date of Issuance	$ 0.21	$ 0.21
12/21/2015 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date	5 years	5 years
Risk Free Interest Rate at Date of Issuance	1.75%	1.75%
Volatility at Date of Issuance	58.48%	58.48%
Stock Price at Date of Issuance	$ 0.21	$ 0.21
12/28/2015 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date	5 years	5 years
Risk Free Interest Rate at Date of Issuance	1.75%	1.75%
Volatility at Date of Issuance	58.48%	58.48%
Stock Price at Date of Issuance	$ 0.16	$ 0.16
1/15/2016 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date	5 years	5 years
Risk Free Interest Rate at Date of Issuance	1.76%	1.76%
Volatility at Date of Issuance	58.48%	58.48%
Stock Price at Date of Issuance	$ 0.17	$ 0.17
5/3/2016 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date	5 years	5 years
Risk Free Interest Rate at Date of Issuance	1.25%	1.25%
Volatility at Date of Issuance	51.15%	51.15%
Stock Price at Date of Issuance	$ 0.21	$ 0.21
6/13/2016 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date	5 years	5 years
Risk Free Interest Rate at Date of Issuance	1.14%	1.14%
Volatility at Date of Issuance	51.12%	51.12%
Stock Price at Date of Issuance	$ 0.17	$ 0.17
6/29/2016 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date	5 years	5 years
Risk Free Interest Rate at Date of Issuance	1.01%	1.01%
Volatility at Date of Issuance	48.84%	48.84%
Stock Price at Date of Issuance	$ 0.17	$ 0.17
8/17/2016 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date	5 years	5 years
Risk Free Interest Rate at Date of Issuance	1.15%	1.15%
Volatility at Date of Issuance	51.55%	51.55%
Stock Price at Date of Issuance	$ 0.15	$ 0.15
11/4/2016 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date	5 years	5 years
Risk Free Interest Rate at Date of Issuance	1.66%	1.66%
Volatility at Date of Issuance	47.48%	47.48%
Stock Price at Date of Issuance	$ 0.16	$ 0.16
12/12/2016 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date	5 years	5 years
Risk Free Interest Rate at Date of Issuance	1.90%	1.90%
Volatility at Date of Issuance	48.54%	48.54%
Stock Price at Date of Issuance	$ 0.19	$ 0.19
8/19/2017 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date	5 years	5 years
Risk Free Interest Rate at Date of Issuance	1.81%	1.81%
Volatility at Date of Issuance	64.71%	64.71%
Stock Price at Date of Issuance	$ 0.35	$ 0.35
11/13/2017 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date	5 years	5 years
Risk Free Interest Rate at Date of Issuance	2.08%	2.08%
Volatility at Date of Issuance	66.24%	66.24%
Stock Price at Date of Issuance	$ 0.29	$ 0.29
1/16/2018 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date	5 years
Risk Free Interest Rate at Date of Issuance	2.36%
Volatility at Date of Issuance	65.07%
Stock Price at Date of Issuance	$ 0.27
Minimum [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date	1 month 6 days	1 year 7 months 21 days
Maximum [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date	4 years 9 months 18 days	4 years 10 months 14 days